Filed pursuant to Rule 497(e)
                                                    Registration No. 333-14233


                        SUPPLEMENT DATED AUGUST 25, 1997
                    TO THE PROSPECTUS DATED FEBRUARY 3, 1997
                                       OF
                               LIFEUSA FUNDS, INC.



      The following chart replaces the chart found on page 3 in the section
                     "Investment Objectives and Policies":


LIFEUSA GLOBAL PORTFOLIO

                                                     Investment Range
                                                 (Percent of the Aggressive
   Underlying Funds                              Growth Portfolio's Assets)
   --------------------------------------- -----------------------------------

     IAI International Fund                             10 - 70%
     IAI Developing  Countries Fund                     10 - 70%
     IAI Latin America Fund                              0 - 70%
     IAI Growth Fund                                    10 - 50%


         The following language replaces the disclosure found on page 14 in the section "Dividends, Distribution and Tax Status":


     Principal Preservation Portfolio will declare and pay monthly dividends from net investment income and will distribute annually net realized capital gains, if any.